TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS - Tax contingencies (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Gerdau Acos Longos S.A. and Gerdau Acominas S.A. | Goodwill Deductibility | Voluntary Appeal, Filed
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	R$ 4,971,219	R$ 4,721,327
Gerdau Acominas S.A., Gerdau Acos Longos S.A., and Gerdau Acos Especiais S.A. | Goodwill Deductibility | Administrative collection
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	8,545,810	8,154,991
Gerdau Acos Longos S.A. | Pending
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	689,134	637,367
Gerdau Acos Longos S.A. | Goodwill Deductibility | Pending
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	775,120	719,697
Gerdau Acos Longos S.A. | Goodwill Deductibility | Awaiting judgement, lower court
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	6,636	6,257
Gerdau Acos Longos S.A. | Goodwill Deductibility | Awaiting Judgement, Embargoes to Tax Enforcement
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	741	101,719
Gerdau Acos Longos S.A. | Goodwill Deductibility | Superior Chamber of Tax Appeals
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	286,671	266,020
Gerdau Acos Longos S.A. | Goodwill Deductibility | Embargo to Enforcement, Filed
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	528,071	493,284
Gerdau Acos Longos S.A. | Goodwill Deductibility | Motion for clarification filed
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	383,502	360,286
Gerdau Acos Longos S.A. | Goodwill Deductibility | Notice of judgment received
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	408,042	384,696
Gerdau Acos Longos S.A. | Goodwill Deductibility | Voluntary Appeal, Filed
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	190,252	177,719
Gerdau Acos Especiais S.A. | Goodwill Deductibility | Special Appeal, Filed
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	176,793	164,503
Gerdau Acos Especiais S.A. | Goodwill Deductibility | Special appeal, pending
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	129,629	122,116
Tax contingencies | IPI credit on inputs | Pending
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	571,299	501,588
Tax contingencies | Non-approval of compensation of credits on inputs | Pending
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	2,126,191	2,137,038
Tax contingencies | Social security contributions | Pending
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	172,301	159,220
Tax contingencies | Other Taxes | Pending
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	854,422	772,337
Tax contingencies | Goodwill Deductibility | Pending
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	628,534	582,795
Tax contingencies | Goodwill Deductibility | Special Appeal, Filed
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	34,406	31,818
Tax contingencies | Goodwill Deductibility | Voluntary Appeal, Pending
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	289,734	269,586
Tax contingencies | Goodwill Deductibility | Voluntary Appeal, Lodged Pending
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	209,453	193,162
Tax contingencies | Goodwill Deductibility | Voluntary Appeal, Filed
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	94,941	88,229
Tax contingencies | Gerdau Acos Longos S.A. and Gerdau Acominas S.A. | ICMS (State Value Added Tax) | Pending
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	999,844	625,877
Tax contingencies | Gerdau Acos Longos S.A. | Withholding Income Tax
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	1,643,601	1,708,269
Tax contingencies | Gerdau Acos Longos S.A. | Withholding Income Tax | Administrative processing
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	759,834	880,730
Tax contingencies | Gerdau Acos Longos S.A. | Withholding Income Tax | Superior Chamber of Tax Appeals
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	883,767	827,539
Tax contingencies | Gerdau Internacional Empreendimentos Ltda. and Gerdau Acos Especiais S.A | IRPJ - Corporate Income Tax and CSLL - Social Contribution Tax | Pending
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	1,568,352	1,486,615
Tax contingencies | Gerdau Internacional Empreendimentos Ltda | Corporate Income Tax and Social Contribution Tax | Pending
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	1,289,971	1,222,634
Tax contingencies | Gerdau Internacional Empreendimentos Ltda. - Grupo Gerdau | IRPJ - Corporate Income Tax and CSLL - Social Contribution Tax | Administrative processing
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	2,550,462
Tax contingencies | Gerdau Acos Especiais S.A. | Corporate Income Tax and Social Contribution Tax | First instance, awaiting judgement of the Tax Enforcement Embargoes
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	R$ 278,381	R$ 263,981